Share Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share Based Compensation [Abstract]
Schedule of Stock Based Compensation
	Number of shares	Weighted average exercise price		Weighted average grant date FV
Balance as of December 31, 2023	-	-		-
Granted	205,250	0.000477	*	0.76
Cancelled/forfeited	-	-		-
Vested	205,250	0.000477	*	0.76
Balance as of December 31, 2024	-	-		-
*	The weighted average exercise price of USD 0.000477 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.
	Number of shares	Weighted average exercise price		Weighted average grant date FV
Balance as of December 31, 2023	-	-		-
Granted of December 5, 2024	2,400,000	0.000003	*	1.84
Granted of December 31, 2024	900,000	0.000003	*	1.84
Cancelled/forfeited	-	-		-
Vested	3,300,000	0.000003	*	1.84
Balance as of December 31, 2024	-	-		-
*	The weighted average exercise price of USD 0.000003 is calculated by dividing the total exercise price of the granted shares by the total number of shares granted. The total exercise price is determined by multiplying the number of shares in each grant by its respective exercise price and dividing the sum by the total number of shares granted.

Schedule of Share-Based Compensation
	FY2024	FY2023	FY2022
Share-based compensation	155,990	-	-
	FY2024	FY2023	FY2022
Share-based compensation	5,003,000	-	-

Schedule of Shares Granted Under Share Incentive Plan	The following is the maximum aggregate number of shares which may be issued pursuant to all awards under the 2023 Share Incentive Plan:
	Maximum	Number of shares granted

2023 Share Incentive Plan	3,300,000	3,300,000